                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05749
                  ---------------------------------------------

                              THE CHINA FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

              (Name and Address of Agent for Service)                               Copy to:
                         Mary Moran Zeven                                 Leonard B. Mackey, Jr., Esq.
                             Secretary                                       Clifford Chance US LLP
                       The China Fund, Inc.                                   31 West 52nd Street
                        225 Franklin Street                              New York, New York 10019-6131
                         Boston, MA 02110

Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

                              THE CHINA FUND, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005
                                  (UNAUDITED)

                                              THE CHINA FUND, INC.
                                              TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
                                                                   Key Highlights                      1
                                                                   Asset Allocation                    2
                                                                   Industry Allocation                 3
                                                                   Chairman's Statement                4
                                                                   Investment Managers' Statements     5
                                                                   About the Portfolio Managers        8
                                                                   Schedule of Investments             9
                                                                   Financial Statements               14
                                                                   Notes to Financial Statements      18
                                                                   Other Information                  23
                                                                   Dividends and Distributions;
                                                                     Dividend Reinvestment
                                                                     and Cash Purchase Plan           24

THE CHINA FUND, INC.
KEY HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                      FUND DATA
--------------------------------------------------------------------------------------
            NYSE STOCK SYMBOL                                  CHN
--------------------------------------------------------------------------------------
               LISTING DATE                               JULY 10, 1992
--------------------------------------------------------------------------------------
            SHARES OUTSTANDING                              10,138,287
--------------------------------------------------------------------------------------
       TOTAL NET ASSETS (04/30/05)                       US$258.8 MILLION
--------------------------------------------------------------------------------------
        NET ASSET VALUE (04/30/05)                            $25.53
--------------------------------------------------------------------------------------
         MARKET PRICE (04/30/05)                              $27.50
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                    TOTAL RETURN
-------------------------------------------------------------------------------------
     PERFORMANCE AS OF
         04/30/05:               NET ASSET VALUE(1)              MARKET PRICE
-------------------------------------------------------------------------------------
         6 MONTHS                       9.04%                        5.85%
-------------------------------------------------------------------------------------
     3-YEAR CUMULATIVE                 81.35%                       120.30%
-------------------------------------------------------------------------------------
     3-YEAR ANNUALIZED                 21.95%                       30.12%
-------------------------------------------------------------------------------------
     5-YEAR CUMULATIVE                 141.75%                      267.75%
-------------------------------------------------------------------------------------
     5-YEAR ANNUALIZED                 19.31%                       29.75%
-------------------------------------------------------------------------------------
    10-YEAR CUMULATIVE                 189.86%                      191.84%
-------------------------------------------------------------------------------------
    10-YEAR ANNUALIZED                 11.23%                       11.30%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                  DIVIDEND HISTORY
-------------------------------------------------------------------------------------
        RECORD DATE                    INCOME                    CAPITAL GAINS
-------------------------------------------------------------------------------------
         12/22/04                     $0.1963                       $3.3738
-------------------------------------------------------------------------------------
         12/31/03                     $0.0700                       $1.7100
-------------------------------------------------------------------------------------
         12/26/02                     $0.06397                      $0.1504
-------------------------------------------------------------------------------------
         12/31/01                     $0.1321                         --
-------------------------------------------------------------------------------------
         12/31/99                     $0.1110                         --
-------------------------------------------------------------------------------------
         12/31/98                     $0.0780                         --
-------------------------------------------------------------------------------------
         12/31/97                        --                         $0.5003
-------------------------------------------------------------------------------------
         12/31/96                     $0.0834                         --
-------------------------------------------------------------------------------------
         12/29/95                     $0.0910                         --
-------------------------------------------------------------------------------------
         12/30/94                     $0.0093                       $0.6006
-------------------------------------------------------------------------------------
         12/31/93                     $0.0853                       $0.8250
-------------------------------------------------------------------------------------
         12/31/92                     $0.0434                       $0.0116
-------------------------------------------------------------------------------------

(1) Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested in accordance with the dividend reinvestment plan. The net asset value per share percentages are not an indication of the performance of a shareholder's investment in the Fund, which is based on market price. Total investment returns are historical and do not guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                     TEN LARGEST LISTED EQUITY INVESTMENTS*
---------------------------------------------------------------------------------
 1.  Chaoda Modern Agriculture (Holdings) Ltd.                    5.28%
---------------------------------------------------------------------------------
     China International Marine Containers (Group)
 2.  Co., Ltd.                                                    3.70%
---------------------------------------------------------------------------------
 3.  BYD Co., Ltd.                                                3.54%
---------------------------------------------------------------------------------
 4.  Weichai Power Co. Ltd.                                       3.39%
---------------------------------------------------------------------------------
 5.  Anhui Expressway Co., Ltd.                                   3.32%
---------------------------------------------------------------------------------
 6.  Synnex Technologies International, Corp.                     3.14%
---------------------------------------------------------------------------------
 7.  Xinao Gas Holdings, Ltd.                                     3.14%
---------------------------------------------------------------------------------
 8.  Shenzhen Expressway Co., Ltd.                                3.04%
---------------------------------------------------------------------------------
 9.  Taiwan Green Point Enterprises Co., Ltd.                     2.89%
---------------------------------------------------------------------------------
10.  Comba Telecom Systems Holdings Ltd.                          2.70%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          LARGEST DIRECT INVESTMENTS*
--------------------------------------------------------------------------------
 1.  CDW Holding Ltd.                                             5.51%
--------------------------------------------------------------------------------
 2.  Captive Finance, Ltd.                                        1.18%
--------------------------------------------------------------------------------
 3.  Global e-Business Services (BVI) Ltd.                        1.17%
--------------------------------------------------------------------------------
 4.  teco Optronics Corp.                                         0.23%
--------------------------------------------------------------------------------

* Percentages based on net assets at April 30, 2005.

    INDUSTRY ALLOCATION
--------------------------------------------------------------------------------

                                  (PIE CHART)

Others                             6.8%
Industrials                       20.4%
Information                       16.6%
  Technology
Consumer                          15.4%
  Discretionary
Utilities                          9.5%
Materials                          7.7%
Consumer Staples                   7.5%
Telecommunications                 5.8%
Financials                         4.8%
Health Care                        3.8%
Energy                             1.7%

Fund holdings are subject to change and percentages shown above are based on total net assets as of April 30, 2005. A complete list of holdings as of April 30, 2005 is contained in the Schedule of Investments included in this report. The most current available data regarding portfolio holdings can be found on our website, www.chinafundinc.com. You may also obtain holdings by calling 1-800-246-2255.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Stockholders,

Over the six months ended April 30, 2005, the Fund's net asset value rose by 9.0% after taking into consideration the US$3.57 per share distribution paid to Shareholders in January 2005. In comparison, the MSCI Golden Dragon Index rose 9.7% for the same time period.

Chinese stock markets performed strongly at the end of 2004. A fall in the consumer price index ("CPI"), due to declining food prices, undermined several of the more aggressive interest rate forecasts for China. Markets fell in the latter part of the period. China's economy continues to grow strongly (first quarter Gross Domestic Product ("GDP") rose 9.2%) and official inflation figures are moderate (April CPI was only up by 1.8% year-on-year). At the corporate level results from Chinese manufacturing companies in 2004 revealed the persistent pressure on margins caused by raw material inflation. Electricity tariffs will increase in May, but there are now some signs of commodity prices' easing as global growth slows. Meanwhile, investors wait to see the effect upon the property market of recent government cooling measures. Another concern is that there are several potentially large Chinese initial public offerings ("IPOs") scheduled to occur by the end of May/June (i.e., Shenhua Coal and state-owned banks), which will be difficult to promote in the current bearish market.

In April, the Fund made its first investments in the domestic A share market. Meanwhile, there have been signs of improving cross-strait relations. One positive development in April was the visit to China of Lien Chan, the leader of Taiwan's opposition party, the Kuomintang ("KMT"). Mr. Chan is the first leader of the KMT to visit the mainland since Chang Kai-shek's retreat to Taiwan in 1949. In fact, Mr. Chan was given the red-carpet treatment and received extensive local media coverage. The leader of the First People's Party, and one-time governor of Taiwan, Sung Chu-yu, also visited China shortly thereafter.

During the period under review, one of the invested companies in the Direct Investment portfolio, CDW Holding Limited ("CDW", formerly Tomoike Industrial (H.K.) Ltd.), was successfully listed on the Singapore Stock Exchange on January 26, 2005. The Fund divested a quarter of the holdings at the IPO. The net proceeds from vendor shares sale and value of the remaining shares represent approximately 8.6 times of the Fund's original cost of investment. The increase in the value of CDW following the listing added 7.8% to the NAV of the Fund based on the closing values on April 29, 2005. The substantial increase in value reflects the significant sales and profit growth of CDW since the Fund's investment in February 2003.

We thank you for your continuing support. If you have any questions, comments or would like additional information on our Fund's holdings, we invite you to visit the Fund's website at www.chinafundinc.com or call (toll free) 1-888-CHN-CALL (246-2255).

Sincerely,

/s/ Alan Tremain

Alan Tremain
Chairman of the Board
--------------------------------------------------------------------------------
                           NOTICE OF RIGHTS OFFERING

 On March 16, 2005, the Fund announced its intention to conduct a non-transferable rights offering, permitting Stockholders to purchase one new share for each three shares of the Fund held. The rights offering will commence on June 30, 2005 and terminate on July 29, 2005, unless extended.

 THIS NOTICE DOES NOT CONSTITUTE AN OFFER OF ANY SECURITIES FOR SALE.
--------------------------------------------------------------------------------

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REVIEW OF LISTED INVESTMENTS
The net asset value of the listed manager's portfolio gained 7.7% over the period. Due to our relatively high exposure to small-cap entrepreneurial companies, we lagged the return of MSCI Golden Dragon Index over the six month period ended April 30, 2005.

At the corporate level, recent result announcements have generally met or exceeded expectations. Such results revealed windfall profits for commodity makers and a margin squeeze for manufacturers. However, many of the latter still managed to grow profits through dint of high top-line growth. The trend to greater transparency and higher cash dividend payments was notable in Taiwan, where more stringent accounting standards are being applied to the valuation of assets.

The Fund had a good results season. Among the companies in the portfolio announcing excellent results were ANHUI EXPRESSWAY, BYD, CHAODA, CIMC, XINAO GAS and NATURAL BEAUTY. The poor figures from TCL MULTIMEDIA TECHNOLOGY were expected in the short-term as it is being affected by the THOMSON merger. However, underlying TV sales remain strong.

Early in the period reflecting our growing interest in consumer stocks, we accumulated a stake in sanitary napkin and tissue maker HENGAN, as well as adding to holdings in sportswear chain LI NING and FAR EASTERN DEPARTMENT STORE. We typically do not purchase airline stocks, however, encouraged by a possible improvement in cross-straits ties, we invested in EVA AIRWAYS.

In response to the current high level of volatility in the markets, we are adopting a relatively defensive approach. In the second half of the period ended April 30, 2005, we increased our non-cyclicals, such as GUANGSHEN RAILWAY, SHINEWAY PHARMACEUTICAL and FU JI CATERING. We had profits on the cyclicals CHINA METAL and KEY WARE, and cut our losses on online game company SOFTWORLD.

In April, we made the Fund's first investments in the RENMINBI ("RMB") denominated domestic A share market, which currently stands near a six-year low. Our first two investments are SHENERGY (which owns oil, gas and pipeline assets, as well as operating large-scale power plants) and SHANGHAI AIRLINES (the best managed domestic airline).

We will take a cautious attitude to the new raft of IPO's. We avoided the state-owned conglomerate, SHANGHAI ELECTRIC, which traded down after its IPO. However, we are subscribing to TECHFAITH, a fast-growing cell phone designer which is now listed on NASDAQ, whose progress we have charted for some time.

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF DIRECT INVESTMENTS
The Chinese economy reported 9.5% GDP growth in the first quarter of 2005. Central Government administrative measures have started to reduce excess capital spending. Annual fixed asset investment growth fell from 40% to 22.8%.

The Chinese government has announced a number of policy reforms which will clarify the regulation of Chinese shareholders in overseas listed Chinese companies. These measures improve the position of private companies in China's mixed economy and will improve the volume and quality of deal flow for the Fund's Direct Investment Portfolio.

CDW Holding Limited ("CDW", formerly Tomoike Industrial (H.K.) Ltd.) had a successful IPO on the Singapore Stock Exchange on January 26, 2005. As part of the offering, the Fund divested a quarter of its holding. Net proceeds returned to the Fund from the vendor shares disposal was approximately US$ 4.5 mn, which represented approximately 2 times of the original investment made by the Fund in February 2003. The net proceeds from vendor shares sale and value of the remaining shares (based on the closing price of April 29, 2005) represent approximately 8.6 times of the Fund's original cost of investment.

As of April 30, 2005 the Fund's Direct Investment portfolio are comprised of the following investments:

CAPTIVE FINANCE LIMITED ("CAPTIVE")
Captive is engaged in providing operating and financial leases for technology products (PCs, servers, telecom equipment etc.). It has operations in Greater China, Singapore, Malaysia and Europe. Apart from seeking leasing opportunities within each of its national markets, there is active cross-selling of services between the Asian and European operations.

CDW HOLDING LIMITED ("CDW")
CDW manufactures a range of component parts for mobile telephones, office equipment and household appliances. Its fastest growing business is the assembly of backlight unit components for the mobile phone industry. For more than a decade, CDW has been supplying parts and accessories for office and consumer equipment of major Japanese manufactures. CDW continues to expand its production capacity to cope with increasing demand.

CDW is listed on the Singapore Stock Exchange. In April it made its first post-listing results announcement. Sales and net profit in 2004 were US$ 98.5 mn and US$ 15.2 mn respectively, both increasing by more than 85% year-on-year. CDW announced its final dividend for 2004 of US$0.00623 per share, of which approximately US$ 370,000 will be received by the Fund.

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF DIRECT INVESTMENTS (CONTINUED)

TECO OPTRONICS CORP. ("TECO")
teco designs and manufactures organic light emitting diodes (OLED) displays. It has a technology licensing agreement with Kodak. OLED is a new flat screen display technology that is competing with liquid crystal displays (LCDs). teco is a subsidiary of the TECO Group, a large Taiwanese business group.

GLOBAL E-BUSINESS SERVICES (BVI) LTD. ("GO")
GO engages in operating e-commerce and e-government platforms and related business opportunities. In March 2003, GO was awarded one of the two available licenses in Hong Kong to provide and operate the front-end Government Electronic Trading Services and related electronic processing services for the trading community. GO is a subsidiary of Computer And Technologies Holdings Limited, a listed company in Hong Kong.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LISTED INVESTMENT MANAGER
Mr. Chris Ruffle serves as the portfolio manager for the Fund's portfolio of listed securities. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years investment experience in Asia. Fluent in Mandarin and Japanese, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan. Mr. Ruffle also manages The Martin Currie China Hedge Fund and the China "A" Share Fund.

DIRECT INVESTMENT MANAGER
Mr. Koh Kuek Chiang is the Executive Director of Asian Direct Capital Management ("ADCM") and is the portfolio manager of the Fund's portfolio of direct securities. Mr. Koh joined ADCM in 1998. Mr. Koh has over ten years of private equity investment experience in the U.S., Europe and Asia working for the Government of Singapore Investment Corporation, Union Bank of Switzerland and private interests. His investment experience covers a wide range of industries, including telecommunications equipment, biotechnology, media, financial services and basic materials. Mr. Koh graduated with an engineering degree from the University of Western Australia and has a post-graduate Diploma in Business Administration from the National University of Singapore. He is a Chartered Financial Analyst and is fluent in English and Mandarin.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA -- SHENZHEN "B" SHARES
  INDUSTRIALS -- (3.7%)
     China International Marine Containers (Group) Co.,
       Ltd. ................................................   6,445,390            $  9,567,101
                                                                                    ------------
          TOTAL CHINA -- SHENZHEN "B" SHARES -- (Cost
            $2,269,466)                                                      3.7%      9,567,101
                                                                                    ------------
HONG KONG
  CONSUMER DISCRETIONARY -- (5.0%)
     China Travel International Investment Hong Kong,
       Ltd. ................................................  10,000,000               2,918,631
     Fu JI Food & Catering Services*........................   2,844,000               2,134,437
     Nanjing Dahe Outdoor Media Co., Ltd.*+.................  37,500,000               1,135,379
     TCL Multimedia Technology Holdings Ltd. ...............  32,318,000               6,716,721
                                                                                    ------------
                                                                                      12,905,168
                                                                                    ------------
  CONSUMER STAPLES -- (7.5%)
     Chaoda Modern Agriculture (Holdings) Ltd. .............  34,089,900              13,667,011
     Li Ning Co. Ltd.*......................................  11,400,000               4,899,452
     Sino Golf Holdings, Ltd. ..............................  10,303,000                 938,469
                                                                                    ------------
                                                                                      19,504,932
                                                                                    ------------
  FINANCIALS -- (0.4%)
     Shanghai Ming Yuan Holdings Ltd.*......................  12,840,000               1,054,248
                                                                                    ------------
  HEALTH CARE -- (3.8%)
     China Shineway Pharmaceutical Group Ltd.*..............   4,435,000               2,275,891
     Golden Meditech Co., Ltd. .............................  27,900,000               5,368,998
     Natural Beauty Bio-Technology, Ltd. ...................  32,780,000               2,270,913
                                                                                    ------------
                                                                                       9,915,802
                                                                                    ------------
  INDUSTRIALS -- (5.5%)
     Beiren Printing Machinery Holdings Ltd.*+..............   7,000,000               1,953,238
     China Fire Safety Enterprise Group Holdings Ltd.*......  50,380,000               4,136,528
     Singamas Container Holdings Ltd. ......................   2,000,000               1,847,397
     TPV Technology, Ltd. ..................................   9,968,000               6,234,196
                                                                                    ------------
                                                                                      14,171,359
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (2.8%)
     Arcontech Corp.(2)*....................................  18,386,000                 408,067
     Solomon Systech Ltd. ..................................  20,698,000               6,771,211
                                                                                    ------------
                                                                                       7,179,278
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
  MATERIALS -- (7.0%)
     Asia Aluminum Holdings Ltd. ...........................  23,250,000            $  2,684,499
     Asia Zirconium Ltd. ...................................  13,196,000               1,455,923
     China Rare Earth Holdings, Ltd. .......................  15,254,000               2,015,667
     Fountain Set (Holdings), Ltd. .........................   6,714,000               4,005,273
     Ocean Grand Chemicals Holdings Ltd. ...................  17,379,000               2,630,902
     Zijin Mining Group Co., Ltd. ..........................  24,800,000               5,281,504
                                                                                    ------------
                                                                                      18,073,768
                                                                                    ------------
  TELECOMMUNICATIONS -- (4.9%)
     China Netcom Group Corp. (Hong Kong) Ltd.*.............   4,253,000               5,756,329
     Comba Telecom Systems Holdings Ltd. ...................  16,118,000               6,978,832
                                                                                    ------------
                                                                                      12,735,161
                                                                                    ------------
  UTILITIES -- (3.1%)
     Xinao Gas Holdings, Ltd.* 13,976,000...................                           8,113,333
                                                                                    ------------
          TOTAL HONG KONG -- (Cost $76,804,548)                             40.1%    103,653,049
                                                                                    ------------
HONG KONG -- "H" SHARES
  CONSUMER DISCRETIONARY -- (3.4%)
     Weichai Power Co. Ltd. ................................   2,536,000               8,784,374
                                                                                    ------------
  ENERGY -- (1.7%)
     Yanzhou Coal Mining Co. ...............................   3,146,000               4,278,213
                                                                                    ------------
  INDUSTRIALS -- (5.9%)
     BYD Co., Ltd. .........................................   3,225,000               9,164,341
     Guangshen Railway Co., Ltd. ...........................   7,000,000               2,424,709
     Sinotrans Limited......................................  12,835,000               3,787,229
                                                                                    ------------
                                                                                      15,376,279
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG -- "H" SHARES (CONTINUED)
  UTILITIES -- (6.4%)
     Anhui Expressway Co., Ltd. ............................  13,938,000            $  8,583,008
     Shenzhen Expressway Co., Ltd. .........................  21,494,000               7,858,867
                                                                                    ------------
                                                                                      16,441,875
                                                                                    ------------
          TOTAL HONG KONG -- "H" SHARES --
            (Cost $25,768,677)                                              17.3%     44,880,741
                                                                                    ------------
          TOTAL HONG KONG (INCLUDING "H" SHARES) --
            (Cost $102,573,225)                                             57.4%    148,533,790
                                                                                    ------------
TAIWAN
  CONSUMER DISCRETIONARY -- (6.8%)
     Merry Electronics Co., Ltd. ...........................   3,012,016               6,826,208
     Synnex Technologies International, Corp. ..............   5,165,604               8,135,330
     Taiwan FamilyMart Co., Ltd. ...........................   1,567,231               2,688,975
                                                                                    ------------
                                                                                      17,650,513
                                                                                    ------------
  FINANCIALS -- (3.2%)
     Cathay Financial Holding Co., Ltd. ....................   2,331,000               4,215,797
     Fubon Financial Holdings Co., Ltd. ....................   4,453,952               4,041,919
                                                                                    ------------
                                                                                       8,257,716
                                                                                    ------------
  INDUSTRIALS -- (5.3%)
     Cheng Shin Rubber Industry Co., Ltd. ..................   3,805,974               4,300,604
     Chicony Electronics Co., Ltd. .........................   2,452,152               2,464,711
     Eva Airways Corp.*.....................................   9,400,000               4,362,996
     Waffer Technology Co. Ltd. ............................   1,900,000               2,545,295
                                                                                    ------------
                                                                                      13,673,606
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (6.9%)
     Data Systems Consulting Co., Ltd. .....................   4,237,987               2,692,831
     Taiwan Green Point Enterprises Co., Ltd. ..............   2,155,749               7,487,156
     Tripod Technology Corp. ...............................   2,778,413               4,571,397
     Wintek Corp. ..........................................   2,421,104               3,100,005
                                                                                    ------------
                                                                                      17,851,389
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
  MATERIALS -- (0.7%)
     China Metal Products Co., Ltd. ........................     222,000            $    199,686
     Yieh United Steel Corp. ...............................   3,500,000               1,568,502
                                                                                    ------------
                                                                                       1,768,188
                                                                                    ------------
          TOTAL TAIWAN -- (Cost $40,060,664)                                22.9%     59,201,412
                                                                                    ------------
UNITED STATES -- "N" SHARES
  CONSUMER DISCRETIONARY -- (0.2%)
     Chindex International, Inc.*...........................      69,987                 414,323
                                                                                    ------------
  TELECOMMUNICATIONS -- (0.9%)
     UTStarcom Inc.*........................................     260,000               2,472,600
                                                                                    ------------
          TOTAL UNITED STATES -- "N" SHARES -- (Cost $4,169,103)             1.1%      2,886,923
                                                                                    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $149,072,458)                                85.1%    220,189,226
                                                                                    ------------
ACCESS PRODUCTS
  WARRANTS -- (2.7%)
     Shanghai Airlines Co. Access Product 144A,(3)*.........   7,350,000               3,322,200
     Shenergy Co. Ltd. Access Product 144A,(3)..............   4,500,000               3,699,000
                                                                                    ------------
                                                                                       7,021,200
                                                                                    ------------
          TOTAL ACCESS PRODUCTS -- (Cost $7,398,280)                         2.7%      7,021,200
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
DIRECT INVESTMENTS
  FINANCIALS -- (1.2%)
     Captive Finance, Ltd., (acquired 5/24/02)(1)*+.........   2,000,000            $  3,045,000
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (6.9%)
     CDW Holding Ltd., (acquired 1/26/05)+..................  60,000,000              14,259,061
     Global e-Business Services (BVI) Ltd., (acquired
       6/18/04)(1)*.........................................      40,000               3,036,074
     teco Optronics Corp., (acquired 4/26/04)(1)*...........   1,861,710                 602,391
                                                                                    ------------
                                                                                      17,897,526
                                                                                    ------------
          TOTAL DIRECT INVESTMENTS -- (Cost $8,411,189)                      8.1%     20,942,526
                                                                                    ------------
TOTAL INVESTMENTS -- (Cost $164,881,927) (Note E)                           95.9%    248,152,952
                                                                                    ------------
OTHER ASSETS AND LIABILITIES                                                 4.1%     10,634,555
                                                                                    ------------
NET ASSETS                                                                 100.0%   $258,787,507
                                                                                    ------------

Notes to Schedule of Investments

  * Denotes non-income producing security.

(1) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment there were no market quotations on similar securities. Therefore, such investments were initially valued at acquisition cost. These direct investments are currently valued at fair value as determined by the Board of Directors as discussed in Note A and B to the Financial Statements.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3) Warrants issued by Citigroup Global Markets Holdings.

  + Affiliated issuer (see Note G).

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
  Investments in listed investments, at value (cost
     $152,120,506) (Note A).................................   224,121,809
  Investments in direct investments, at value (cost
     $3,602,160) (Notes A and B)............................     3,638,465
  Investments in affiliated investments, at value (cost
     $9,159,261) (Note G)...................................    20,392,678
  Cash......................................................        46,679
  Foreign currency, at value (cost $9,848,028)..............     9,882,001
  Dividends and interest receivable.........................     1,017,669
  Prepaid insurance.........................................        37,012
                                                              ------------
TOTAL ASSETS................................................  $259,136,313
                                                              ============
LIABILITIES
  Investment management fee payable (Note C)................       174,475
  Custodian fee payable.....................................        37,010
  Audit fee payable.........................................        34,020
  Administration fee payable................................        29,212
  Legal fee payable.........................................        24,543
  Printing & postage fee payable............................        22,164
  Directors fee payable.....................................        15,653
  Transfer agent fee payable................................         2,418
  Accrued expenses and other liabilities....................         9,311
                                                              ------------
TOTAL LIABILITIES...........................................       348,806
                                                              ------------
TOTAL NET ASSETS............................................  $258,787,507
                                                              ============
COMPOSITION OF NET ASSETS:
  Paid in capital (Note D)..................................   141,140,902
  Undistributed net investment income.......................       800,826
  Accumulated net realized gain on investments and foreign
     currency transactions..................................    33,540,774
  Net unrealized appreciation on investments and foreign
     currency transactions..................................    83,305,005
                                                              ------------
TOTAL NET ASSETS............................................  $258,787,507
                                                              ============
NET ASSETS VALUE PER SHARE
  ($258,787,507/10,138,287 shares of common stock
     outstanding)...........................................        $25.53
                                                              ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income -- listed investments (net of tax withheld of $22,409)............................................  $  2,599,589
  Interest income -- listed investments.....................         3,680
  Interest income -- direct investments.....................        14,010
                                                              ------------
     TOTAL INVESTMENT INCOME................................     2,617,279
                                                              ------------
EXPENSES
  Investment management fees (Note C).......................     1,009,957
  Custodian fees............................................       277,466
  Administration fees.......................................       175,825
  Directors' fees and expenses (Note C).....................       106,325
  Legal fees................................................        82,935
  Printing and postage......................................        52,007
  Audit and tax service fees................................        32,339
  Shareholder service fees..................................        28,189
  Insurance.................................................        27,025
  Stock exchange listing fee................................        11,005
  Transfer agent fees.......................................        10,723
  Miscellaneous expenses....................................         2,464
                                                              ------------
     TOTAL EXPENSES.........................................     1,816,260
                                                              ------------
NET INVESTMENT INCOME.......................................       801,019
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized gain on listed investment transactions.......    29,359,314
  Net realized gain on direct investment transactions.......     3,926,980
  Net realized gain on foreign currency transactions........       254,705
                                                              ------------
                                                                33,540,999
                                                              ------------
  Net change in unrealized appreciation on listed
     investments and foreign currency transactions..........   (14,633,722)
  Net change in unrealized appreciation on direct
     investments............................................     8,537,177
                                                              ------------
                                                                (6,096,545)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................    27,444,454
                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 28,245,473
                                                              ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 2005     OCTOBER 31, 2004
                                                              ----------------    ----------------
                                                                (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income.....................................    $    801,019        $  2,087,971
  Net realized gain on investments and foreign currency
     transactions...........................................      33,540,999          34,053,318
  Net increase (decrease) in unrealized appreciation on
     investments and foreign currency translations..........      (6,096,545)        (24,935,481)
                                                                ------------        ------------
  Net increase in net assets from operations................      28,245,473          11,205,808
                                                                ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (1,979,079)           (705,122)
  Capital gains.............................................     (34,014,358)        (17,225,127)
                                                                ------------        ------------
  Total dividends and distributions to shareholders.........     (35,993,437)        (17,930,249)
                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Reinvestment of Dividends and Distributions
     (56,374 and 8,740 shares, respectively)................       1,649,496             332,196
                                                                ------------        ------------
NET DECREASE IN NET ASSETS..................................      (6,098,468)         (6,392,245)
                                                                ------------        ------------
NET ASSETS:
  Beginning of year.........................................     264,885,975         271,278,220
                                                                ------------        ------------
  End of year                                                   $258,787,507        $264,885,975
                                                                ============        ============

Undistributed net investment income, end of period..........    $    800,826        $  1,978,886
                                                                ============        ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING FOR THE PERIOD(S)
INDICATED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  SIX MONTHS ENDED
                                     APRIL 30,                      YEAR ENDED OCTOBER 31,
                                  ----------------   ----------------------------------------------------
                                        2005           2004       2003       2002       2001       2000
                                  ----------------   --------   --------   --------   --------   --------
                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  year..........................      $  26.27       $  26.93   $  14.92   $  13.19   $  12.37   $  12.74
Net investment income (loss)....          0.08           0.21       0.06       0.11       0.14      (0.03)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency
  transactions..................          2.75           0.91      12.16       1.75       0.68      (0.23)
                                      --------       --------   --------   --------   --------   --------
Total income (loss) from
  investment operations.........          2.83           1.12      12.22       1.86       0.82      (0.26)
                                      --------       --------   --------   --------   --------   --------
Less distributions:
Dividend from net investment
  income........................         (0.20)         (0.07)     (0.06)     (0.13)      0.00      (0.11)
Distributions from net realized
  capital gains.................         (3.37)         (1.71)     (0.15)      0.00       0.00       0.00
                                      --------       --------   --------   --------   --------   --------
Total distributions.............         (3.57)         (1.78)     (0.21)     (0.13)      0.00      (0.11)
                                      --------       --------   --------   --------   --------   --------
Net asset value, end of year....      $  25.53       $  26.27   $  26.93   $  14.92   $  13.19   $  12.37
                                      ========       ========   ========   ========   ========   ========
Per share market price, end of
  year..........................      $  27.50       $  29.15   $  34.74   $  12.61   $  10.74   $   8.94
                                      ========       ========   ========   ========   ========   ========
TOTAL INVESTMEST RETURN
  (BASED ON MARKET PRICE).......          5.85%        (12.16)%   179.41%     18.63%     20.13%     (9.14)%
                                      ========       ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year
  (000's).......................      $258,788       $264,886   $271,278   $150,319   $132,912   $124,619
Ratio of expenses to average net
  assets........................          1.40%(1)       1.41%      1.76%      1.97%      2.39%      2.12%
Ratio of expenses to average net
  assets, excluding stock
  dividend tax expense..........          1.40%(1)       1.34%      1.68%      1.85%      2.31%      2.12%
Ratio of net investment income
  to average net assets.........          0.63%(1)       0.78%      0.32%      0.72%      1.09%     (0.21)%
Portfolio turnover rate.........            24%            40%        55%        68%       115%       108%

(1) Annualized.

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investments in the equity securities of companies engaged in a substantial amount of business in the People's Republic of China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended, April 30, 2005 relate to the valuation of the Fund's Direct Investments, as further discussed below and in Note B.

SECURITY VALUATION: Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Direct Investment Manager. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OPTIONS CONTRACTS: The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

INDEMNIFICATION OBLIGATIONS: Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from Capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Income and capital gains distributions are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

FEDERAL INCOME TAXES: The Fund has qualified and intends to qualify in the future as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code available to certain investment companies, including making distributions of taxable income and capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE B -- VALUATION OF DIRECT INVESTMENTS
At April 30, 2005, Direct Investments amounting to $6,683,465 (2.58% of net assets) have been valued at fair value as determined by the Board of Directors in the absence of readily ascertainable market values. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the Fund's policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

NOTE C -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Martin Currie Inc. is the investment manager for the Fund's listed assets (the "Listed Assets"). Martin Currie Inc. receives a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$400 million of the Fund's average weekly net assets invested in Listed Assets; and 0.50% of the Fund's average weekly net assets invested in Listed Assets in excess of US$400 million.

Asian Direct Capital Management ("ADCM") is the investment manager for the Fund's assets allocated to direct investments. ADCM receives a fee, computed weekly and payable monthly at an annual rate equal to the greater of $300,000 or 2.2% of the average weekly value of the net assets of the Fund invested in Direct Investments.

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities will receive any compensation from the Fund for serving as an officer or director of the Fund. The Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $27,500 and $10,000, respectively, plus $2,000 for each Board of Directors' meeting or Audit Committee meeting attended. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors' meetings.

NOTE D -- CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management's discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the six months ended April 30, 2005, the Fund did not participate in this program.

NOTE E -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2005, the Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $62,128,632 and $91,228,535, respectively. At April 30, 2005, the cost of investments for financial reporting purposes was $164,881,927. Gross unrealized appreciation of

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

investments was $92,662,896, while gross unrealized depreciation of investments was $9,391,871, resulting in net unrealized appreciation of investments of $83,271,025.

NOTE F -- INVESTMENTS IN CHINA
The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

NOTE G -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

                                                                                                 DIVIDENDS      INTEREST
                                                                                                INCLUDED IN    INCLUDED IN
                                                                                                  DIVIDEND      INTEREST
                        BALANCE OF                                  BALANCE OF                    INCOME -      INCOME -
                        SHARES HELD       GROSS       GROSS SALES   SHARES HELD      VALUE          NON-          NON-
                        OCTOBER 31,     PURCHASES         AND        APRIL 30,     APRIL 30,     CONTROLLED    CONTROLLED
NAME OF ISSUER             2004       AND ADDITIONS   REDUCTIONS       2005          2005        AFFILIATES    AFFILIATES
--------------          -----------   -------------   -----------   -----------   -----------   ------------   -----------
Captive Finance,
  Ltd.................   2,000,000             --             --     2,000,000    $ 3,045,000     $    --          $--
CDW Holdings Ltd......          --     60,000,000             --    60,000,000     14,259,061          --           --
Beiren Printing
  Machinery Holdings
  Ltd.................   7,000,000             --             --     7,000,000      1,953,238          --           --
Nanjing Dahe Outdoor
  Media Co., Ltd......  37,500,000             --             --    37,500,000      1,135,379          --           --


                        PRINCIPAL
NAME OF ISSUER          PAYMENTS
--------------          ---------
Captive Finance,
  Ltd.................     $--
CDW Holdings Ltd......      --
Beiren Printing
  Machinery Holdings
  Ltd.................      --
Nanjing Dahe Outdoor
  Media Co., Ltd......      --

* Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE H -- RESULTS OF ANNUAL STOCKHOLDER MEETING
ELECTION OF CLASS III DIRECTOR -- At the Fund's Annual Meeting of Stockholders held on March 3, 2005, the stockholders of the Fund elected Alan Tremain and Nigel S. Tulloch to the Board of Directors to hold office until the Annual Meeting of Stockholders is held in 2008.

                                                              SHARES VOTED    SHARES
                                                                  FOR        ABSTAINED
                                                              ------------   ---------
Election of Alan Tremain....................................   7,501,498      61,225
Election of Nigel S. Tulloch................................   7,505,222      57,501

NOTE I -- CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
On March 10, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Deloitte & Touche LLP as the Fund's independent registered public accountant. The previous report issued by KPMG LLP on the Fund's financial statements for the fiscal year ended October 31, 2004 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal year ended October 31, 2004 (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such year; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund, by action of its Directors, upon the recommendation of the Audit Committee, has engaged Deloitte & Touche LLP as the independent registered public accountant to audit the Fund's financial statements beginning in fiscal year ending October 31, 2005. During the Fund's fiscal year ended October 31, 2004 and the interim period commencing March 10, 2005, neither the Fund nor anyone on its behalf has consulted Deloitte & Touche on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)
(1) (v) of said Item 304).

THE CHINA FUND, INC.
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRIVACY POLICY

                                 PRIVACY NOTICE

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     [ ] Information it receives from shareholders on applications or other forms; and

     [ ]  Information about shareholder transactions with the Fund.

THE FUND'S POLICY IS TO NOT DISCLOSE NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO NONAFFILIATED THIRD PARTIES (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who needs to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders' nonpublic personal information.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund's investment advisers to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-2255); and (2) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment advisers vote these proxies is now available by calling the same number and on the Commission's website. The Fund has filed its first report on Form N-PX covering the Fund's proxy voting record for the 12 month period ending June 30, 2004.

QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Form N-Q has been filed as of January 31, 2005 for the first quarter of this fiscal year and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-888-246-2255.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), adopted by the Fund, each shareholder will be deemed to have elected, unless Equiserve Trust Company, N.A., the Plan Administrator, is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by the Plan Administrator in Fund shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Equiserve Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting EquiServe c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3011. Phone:
1-800-426-5523.

Equiserve Trust Company, N.A. ("EquiServe") or the ("Plan Administrator"), a federally chartered trust institution, acts as Plan Administrator. EquiServe, Inc. an affiliate of EquiServe and a transfer agent registered with the Securities and Exchange Commission, acts as Service Agent for EquiServe. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund, valued at market price on the valuation date. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Administrator will, as administrator for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant's account on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Administrator, annually, in any amount from $100 to $3,000 for investment in the Fund's Common Stock. The Plan Administrator will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. Any voluntary cash payments received more than thirty days prior to such date will be returned by the Plan Administrator, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Administrator, it is suggested that participants send in voluntary cash payments to be received by the Plan Administrator approximately ten days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Administrator's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Administrator's open market purchases in connection with the reinvestment of dividends or capital gains distributions. A participant will also pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Administrator will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Administrator by at least 90 days' written notice to all shareholders. All correspondence concerning the Plan should be directed to EquiServe c/o The China Fund, Inc. at P.O. Box 43011, Providence, Rhode Island 02940-3011. Phone: 1-800-426-5523.

DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following table provides information concerning each of the Directors of the Fund. The Board of Directors is comprised of Directors who are not interested persons of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. The Directors are divided into three classes, designated as Class I, Class II and Class III. The Directors in each such class are elected for a term of three years to succeed the Directors whose term of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified. The Fund Complex consists of one series.

                                                           PRINCIPAL OCCUPATION OR EMPLOYMENT
NAME (AGE) AND                   PRESENT OFFICE                DURING PAST FIVE YEARS AND                DIRECTOR
ADDRESS OF DIRECTOR               WITH THE FUND         DIRECTORSHIPS IN PUBLICLY HELD COMPANIES          SINCE
-------------------              ---------------  -----------------------------------------------------  --------
Alan Tremain (68)..............  Chairman of the  Chairman of the Board of the Fund; Chairman, Hotels      1992
                                 Board and        of Distinction Ventures, Inc. (1989-present);
                                 Director         Chairman, Hotels of Distinction (International), Inc.
                                                  (1974-present).

  58 Avenue de la Reale
  Port la Galere
  Theoule-sur-Mer
  06590 France
Michael F. Holland (60)........  Director         Chairman, Holland & Company L.L.C. (1995-present);       1992
                                                  Director, The Holland Balanced Fund, Inc. and Reaves
                                                  Utility Income Fund; Trustee, State Street Master
                                                  Funds and State Street Institutional Investment
                                                  Trust.

  375 Park Avenue
  New York, New York 10152
James J. Lightburn (61)........  Director         Attorney, Nomos, (2004-present); Attorney, member of     1992
                                                  Hughes Hubbard & Reed (1993-2004).

  13, Rue Alphonse de Neuville
  75017 Paris, France
Joe O. Rogers (56).............  Director         The Rogers Team LLC, organizing member (July 2001-       1992
                                                  present); Manager, The J-Squared Team LLC (April
                                                  2003-May 2004); Executive Vice President, Business
                                                  Development, PlanetPortal.com, Inc. (Sept. 1999-May
                                                  2001); Director, The Taiwan Fund, Inc.
                                                  (1986-present).

  2477 Foxwood Drive
  Chapel Hill, NC 27514
Nigel S. Tulloch (59)..........  Director         Chief Executive, HSBC Asset Management Bahamas           1992
                                                  Limited (1986-1992); Director, The HSBC China Fund
                                                  Limited.

  7, Circe Circle
  Dalkeith
  WA6009
  Australia
Gary L. French (53)............  President        Senior Vice President, State Street Bank and Trust
                                                  Company (2002-present); Managing Director, Deutsche
                                                  Asset Management, Inc. and Zurich Scudder Investments
                                                  (acquired by Deutsche Bank in 2002) (2001-2002);
                                                  President, UAM Fund Services, Inc. (1995-2001).

  225 Franklin Street
  Boston, MA 02110
William C. Cox (38)*...........  Treasurer        Vice President, State Street Bank and Trust Company.
  225 Franklin Street
  Boston, MA 02110
Mary Moran Zeven (44)..........  Secretary        Senior Vice President and Senior Counsel, State
                                                  Street Bank and Trust Company.

  225 Franklin Street
  Boston, MA 02110

* Ann M. Carpenter resigned as the Fund's Treasurer effective April 29, 2005, and William C. Cox was elected by the Fund's Board of Directors as the new Treasurer of the Fund on June 9, 2005.

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                                        27

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                                        28

THE CHINA FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNITED STATES ADDRESS
The China Fund, Inc.
225 Franklin Street
Boston, MA 02110
1-888-CHN-CALL (246-2255)

DIRECTORS AND OFFICERS
Alan Tremain, O.B.E., Director and Chairman of the Board
Gary L. French, President
Michael F. Holland, Director
James J. Lightburn, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
William C. Cox, Treasurer
Mary Moran Zeven, Secretary

INVESTMENT MANAGER
Martin Currie Inc.

DIRECT INVESTMENT MANAGER
Asian Direct Capital Management

SHAREHOLDER SERVICING AGENT
The Altman Group

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Equiserve Trust Company, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche, LLP

LEGAL COUNSEL
Clifford Chance US LLP

ITEM 2. CODE OF ETHICS.

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1 of this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for this filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
        15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)  Not required for this filing.

(a)(2) The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.


(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:     /s/Gary L. French
        -----------------
        Gary L. French
        President of The China Fund, Inc.

Date:   June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Gary L. French
        -----------------
        Gary L. French
        President of The China Fund, Inc.

Date:   June 28, 2005

By:     /s/ William C. Cox
        ------------------
        William C. Cox
        Treasurer of The China Fund, Inc.

Date:   June 28, 2005